Inventory	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Inventory	Inventory
Accounting policies
Raw materials and finished goods are stated at the lower of cost calculated using the first-in, first-out (“FIFO”) method and net realizable value. Work in progress is stated at the lower of its weighted average cost and net realizable value. Cost comprises direct materials, direct labor, and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity.
Inventory consists of the following (in USD thousands):

	December 31,
	2025	2024
Raw materials	$5,543	$5,526
Work in progress	2,047	1,321
Finished goods	204	105
Provision	(1,443)	(1,084)
Total	$6,351	$5,868
Inventory provision movement for the years ended December 31, 2025 and 2024, respectively are as follows (in USD thousands):

	2025	2024
As of January 1	$(1,084)	$(2,134)
Increase	(554)	(284)
Write-off	354	1,241
Currency translation adjustment	(159)	93
As of December 31	$(1,443)	$(1,084)